September 10, 2015

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    Symetra Separate Account C (811-08052)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Separate Account C, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2015 has been transmitted to contract owners accordingly.

We incorporate by reference the following semiannual reports for the underlying funds:

Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.: 811-07452
CIK No.: 0000896435
Fund:    Invesco V.I. American Franchise Fund (Series I Shares)
Invesco V.I. American Franchise Fund (Series II Shares)
Invesco V.I. Global Health Care Fund (Series I Shares)
Invesco V.I. Global Real Estate Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series II Shares)
Invesco V.I. Mid Cap Growth Fund (Series I Shares)
Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco V.I. Small Cap Equity Fund (Series II Shares)
Accession No.: 0001193125-15-301274
Date of Filing: 2015-08-25

Filer/Entity: ALPS Variable Investment Trust
Registration No.: 811-21987
CIK No.: 0001382990
Fund:    Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class II
Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
Ibbotson Balanced ETF Asset Allocation Portfolio - Class II
Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
Ibbotson Conservative ETF Asset Allocation Portfolio - Class II
Ibbotson Growth ETF Asset Allocation Portfolio - Class I
Ibbotson Growth ETF Asset Allocation Portfolio - Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I
Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II
Accession No.: 0001398344-15-005751
Date of Filing: 2015-08-28

American Funds Insurance Series

Filer/Entity: AMCAP Fund
Registration No.: 811-01435
CIK No.: 0000004405
Fund:    American Funds AMCAP Fund - R-4 Shares
Accession No.: 0000051931-15-000385
Date of Filing: 2015-04-29

Filer/Entity: American Balanced Fund
Registration No.: 811-00066
CIK No.: 0000004568
Fund:     American Funds American Balanced Fund - R-4 Shares
Accession No.: 0000051931-15-000755
Date of Filing: 2015-08-31

Filer/Entity: American High Income Trust
Registration No.: 811-05364
CIK No.: 0000823620
Fund:    American Funds American High-Income Trust - R-4 Shares
Accession No.: 0000051931-15-000472
Date of Filing: 2015-05-29

Filer/Entity: Capital World Bond Fund Inc.
Registration No.: 811-05104
CIK No.: 0000812303
Fund:    American Funds Capital World Bond Fund - R-4 Shares
Accession No.: 0000051931-15-000477
Date of Filing: 2015-05-29

Filer/Entity: EuroPacific Growth Fund
Registration No.: 811-03734
CIK No.: 0000719603
Fund:    American Funds EuroPacific Growth Fund - R-4 Shares
Accession No.: 0000051931-15-000473
Date of Filing: 2015-05-29

Filer/Entity: Investment Co. of America
Registration No.: 811-00116
CIK No.: 0000051931
Fund:    American Funds The Investment Company of America - R-4 Shares
Accession No.: 0000051931-15-000759
Date of Filing: 2015-08-31

Filer/Entity: Washington Mutual Investors Fund Inc.
Registration No.: 811-00604
CIK No.: 0000104865
Fund:    American Funds Washington Mutual Investors Fund - R-4 Shares
Accession No.: 0000051931-15-000562
Date of Filing: 2015-07-01

Filer/Entity: American Century Variable Portfolios Inc.
Registration No.: 811-05188
CIK No.: 0000814680
Fund:    American Century VP Balanced Fund Class I
American Century VP International Fund Class I
American Century VP International Fund Class II
American Century VP Large Company Value Fund Class II
American Century VP Ultra® Fund Class I
American Century VP Ultra®Fund Class II
American Century VP Value Fund Class I
Accession No.: 0000814680-15-000096
Date of Filing: 2015-08-24

Filer/Entity: American Century Variable Portfolios II Inc.
Registration No.: 811-10155
CIK No.: 0001124155
Fund:    American Century VP Inflation Protection Fund Class II
Accession No.: 0001124155-15-000021
Date of Filing: 2015-08-24

Filer/Entity: BlackRock Variable Series Funds, Inc.
Registration No.: 811-03290
CIK No.: 0000355916
Fund:    BlackRock Global Opportunities V.I. Fund, Class III
BlackRock Large Cap Value V.I. Fund, Class III
Accession No.: 0001193125-15-301529
Date of Filing: 2015-08-25

Filer/Entity: Calvert Variable Products, Inc.
Registration No.: 811-04000
CIK No.: 0000743773
Fund:    Calvert VP EAFE International Index Portfolio - Class F
Calvert VP Investment Grade Bond Index Portfolio - Class I
Calvert VP Nasdaq - 100 Index Portfolio - Class I
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Calvert VP S&P 500 Index Porfolio
Calvert VP S&P MidCap 400 Index Portfolio - Class F
        Accession No.: 0000743773-15-000048
Date of Filing: 2015-09-03

Filer/Entity: Calvert Variable Series Inc.
Registration No.: 811-03591
CIK No.: 0000708950
Fund:    Calvert VP SRI Balanced Portfolio - Class I
Calvert VP SRI Mid Cap Growth Portfolio
Accession No.: 0000708950-15-000038
Date of Filing: 2015-09-03

Filer/Entity: Columbia Funds Variable Series Trust II
Registration No.: 811-22127
CIK No.: 0001413032
Fund:    Columbia VP Mid Cap Value Fund - Class 1
Accession No.: 0001193125-15-307874
Date of Filing: 2015-08-31

Filer/Entity: Deutsche Investments VIT Funds
Registration No.: 811-07507
CIK No.: 0001006373
Fund:    Deutsche Small Cap Index VIP - Class A
Accession No.: 0000088053-15-000934
Date of Filing: 2015-08-24

Filer/Entity: Deutsche Variable Series I
Registration No.: 811-04257
CIK No.: 0000764797
Fund:    Deutsche Capital Growth VIP - Class B
Deutsche Global Small Cap VIP - Class B
Deutsche CROCI® International VIP - Class A
Accession No.: 0000088053-15-000935
Date of Filing: 2015-08-24

Filer/Entity: Deutsche Variable Series II
Registration No.: 811-05002
CIK No.: 0000810573
Fund:    Deutsche Global Growth VIP - Class B
Deutsche Global Income Builder VIP - Class A
Deutsche Small Mid Cap Value VIP - Class B
Accession No.: 0000088053-15-000936
Date of Filing: 2015-08-24

Filer/Entity: Dreyfus Investment Portfolios
Registration No.: 811-08673
CIK No.: 0001056707
Fund:    Dreyfus IP MidCap Stock Portfolio - Initial Shares
Dreyfus IP Technology Growth Portfolio - Initial Shares
Accession No.: 0001056707-15-000015
Date of Filing: 2015-08-13

Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc.
Registration No.: 811-07044
CIK No.: 0000890064
Fund:    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
Accession No.: 0000890064-15-000018
Date of Filing: 2015-08-12

Filer/Entity: Dreyfus Stock Index Fund Inc.
Registration No.: 811-05719
CIK No.: 0000846800
Fund:    Dreyfus Stock Index Fund, Inc. - Service Shares
Accession No.: 0000846800-15-000011
Date of Filing: 2015-08-13

Filer/Entity: Dreyfus Variable Investment Fund
Registration No.: 811-05125
CIK No.: 0000813383
Fund:    Dreyfus VIF Appreciation Portfolio - Initial Shares
Dreyfus VIF Quality Bond Portfolio - Initial Shares
Accession No.: 0000813383-15-000023
Date of Filing: 2015-08-13

Filer/Entity: Federated Insurance Series
Registration No.: 811-08042
CIK No.: 0000912577
Fund:    Federated High Income Bond Fund II - Primary Shares
Federated Managed Volatility Fund II
Accession No.: 0001623632-15-001256
Date of Filing: 2015-08-25

Filer/Entity: Franklin Templeton Variable Insurance
Products Trust
Registration No.: 811-05583
CIK No.: 0000837274
Fund:    Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Founding Funds Allocation VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Accession No.:     0001193125-15-306489
Date of Filing: 2015-08-28

Filer/Entity: JPMorgan Insurance Trust
Registration No.: 811-07874
CIK No.: 0000909221
Fund:    JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares
Accession No.: 0001193125-15-298774
Date of Filing: 2015-08-21

Filer/Entity: Neuberger Berman Equity Funds
Registration No: 811-00582
CIK No.: 0000044402
Fund:    Neuberger Berman Genesis Fund - Advisor Class
Accession No.: 0000898432-15-000628
Date of Filing: 2015-05-01

Filer/Entity: Neuberger Berman Advisers Management Trust
Registration No: 811-04255
CIK No.: 0000736913
Fund:    Neuberger Berman AMT Guardian Portfolio - Class S
Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class S
Accession No.: 0000898432-15-001020
Date of Filing: 2015-08-31

Filer/Entity: PIMCO Variable Insurance Trust
Registration No.: 811-08399
CIK No.: 0001047304
Fund:    PIMCO All Asset Portfolio - Advisor Class
PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class
PIMCO Total Return Portfolio - Advisor Class
Accession No.: 0001193125-15-306198
Date of Filing: 2015-08-28

Filer/Entity: Pioneer Variable Contracts Trust /MA/
Registration No.: 811-08786
CIK No.: 0000930709
Fund:    Pioneer Bond VCT Portfolio - Class I Shares
Pioneer Emerging Markets VCT Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - Class I Shares
Pioneer High Yield VCT Portfolio - Class II Shares
Pioneer Mid Cap Value VCT Portfolio - Class I Shares
Pioneer Real Estate Shares VCT Portfolio - Class II Shares
Pioneer Select Mid Cap Growth VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class II Shares
Accession No.: 0000276776-15-000091
Date of Filing: 2015-08-28

Filer/Entity: Vanguard Variable Insurance Funds
Registration No.: 811-05962
CIK No.: 0000857490
Fund:    Vanguard VIF - Balanced Portfolio
Vanguard VIF - High Yield Bond Portfolio
Vanguard VIF - International Portfolio
Vanguard VIF - Mid-Cap Index Portfolio
Vanguard VIF - REIT Index Portfolio
Vanguard VIF - Total Bond Market Index Portfolio
Vanguard VIF - Total Stock Market Index Portfolio
Accession No.: 0000932471-15-007147
Date of Filing: 2015-08-28

Filer/Entity: Variable Insurance Products Fund
Registration No.: 811-03329
CIK No.: 0000356494
Fund:    Fidelity VIP Equity-Income Portfolio - Initial Class
Fidelity VIP Growth Portfolio - Initial Class
Fidelity VIP Overseas Portfolio - Service Class 2
Accession No.: 0000356494-15-000080
Date of Filing: 2015-08-28

Filer/Entity: Variable Insurance Products Fund II
Registration No.: 811-05511
CIK No.: 0000831016
Fund:    Fidelity VIP Contrafund® Portfolio - Initial Class
Fidelity VIP Contrafund® Portfolio - Service Class 2
Fidelity VIP Index 500 Portfolio - Initial Class
Accession No.: 0000831016-15-000116
Date of Filing: 2015-08-24

Filer/Entity: Variable Insurance Products III
Registration No.: 811-07205
CIK No.: 0000927384
Fund:    Fidelity VIP Growth & Income Portfolio - Initial Class
Fidelity VIP Growth Opportunities Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Service Class 2
Accession No.: 0000276516-15-000079
Date of Filing: 2015-08-24

Filer/Entity: Variable Insurance Products Fund V
Registration No.: 811-05361
CIK No.: 0000823535
Fund:    Fidelity VIP Asset Manager Portfolio - Initial Class
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
Fidelity VIP Freedom 2015 Portfolio - Service Class 2
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
Fidelity VIP Freedom 2035 Portfolio - Service Class 2
Fidelity VIP Freedom 2040 Portfolio - Service Class 2
Fidelity VIP Freedom 2045 Portfolio - Service Class 2
Fidelity VIP Freedom 2050 Portfolio - Service Class 2
Fidelity VIP Freedom Income Portfolio - Service Class 2

Accession No.: 0000878467-15-000601
Date of Filing: 2015-08-28
Fund:    Fidelity VIP Money Market Portfolio - Initial Class
Fidelity VIP Money Market Portfolio - Service Class 2
Accession No.: 0000823535-15-000108
Date of Filing: 2015-08-21

Filer/Entity: Voya Investors Trust
Registration No.: 811-05629
CIK No.: 0000837276
Fund:    Voya Global Value Advantage Portfolio - Class S
VY JPMorgan Emerging Markets Equity Portfolio - Class I
Accession No.: 0001145443-15-001089
Date of Filing: 2015-09-04

Filer Entity: Wanger Advisors Trust
Registration No.: 811-08748
CIK No.: 0000929521
Fund:    Wanger USA
Accession No.: 0001104659-15-063217
Date of Filing: 2015-09-02

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

Jacqueline M. Veneziani
Vice President and Associate
General Counsel

Dear Valued Customer:

Enclosed are regulatory documents for your Symetra Life Insurance Company variable annuity and/or variable life insurance product(s) and the underlying investment portfolio(s) in which you are invested. Regulatory documents, including the financial statements of Symetra Life Insurance Company, if not enclosed with this letter, are also available online at www.symetra.com or you can request copies by calling us at 1-800-796-3872.

As always, we are committed to providing you with quality products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00am to 4:30pm, PST.

Date

<Customer Name>
<Address>
< City, State, Zip>

RE:     Notice of Regulatory Documents and Request that You Update Your Email Address
Dear Valued Customer:
We have attempted to notify you by email that you have new regulatory documents available for viewing, but the email has been returned as undeliverable. The documents available are the Semi-Annual Reports for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company (“Symetra Life”) or by First Symetra National Life Insurance Company of New York (“First Symetra”):

You can view these regulatory documents on our website at www.symetra.com by completing the following instructions:

1.	Go to the Individuals & Families section:

•	Symetra Life Customers: www.symetra.com.

•	First Symetra Customers: www.symetra.com/newyork.

2.	From the Performance & Prospectus section, select your Symetra Life or First Symetra product and “Annual / Semi-Annual Reports”

3.	Select the portfolio from the “Select Fund” drop down list at the top of the page

4.	From the options at the top of the page, select Semi-Annual Report

5.	Repeat these steps for each portfolio.

If you wish to receive future regulatory documents by email, please go to www.symetra.com and select “LOG IN TO MY ACCOUNT” at the top of the screen. Once you have completed the LOG IN, select the Sign Up for Electronic Prospectus Delivery option and update your email address on the Electronic Document Delivery screen.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PDT or your registered representative.

Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company or by First Symetra National Life Insurance Company of New York.

As always, we are committed to providing you with quality products and services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PT or your registered representative.

Thomas M. Marra
President Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify us immediately. Thank you for your cooperation. Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.